PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 10 - PROPERTY, PLANT AND EQUIPMENT, NET:

	Computers and electronic equipment	Machines and manufacturing equipment	Furniture and equipment	Vehicles	ERP system and R&D expenses	Leasehold Improvements	Right of use Asset	Total
Cost:
As of January 1, 2022	$440	$-	$201	$968	$-	$59	$362	$2,030
Additions	29	174	28	316	223	14	-	784
Disposals	-	-	-	(380)	-	-		(380)
Additions from newly acquired subsidiary	-	2,242	178	34	-	367	859	3,681
Translation adjustments	(53)	(208)	(48)	(80)	(4)	(37)	(42)	(472)
As of December 31, 2022	$416	$2,208	$359	$858	219	$403	$1,180	$5,642

Accumulated depreciation:
As of January 1, 2022	$288	$-	$142	$368	$-	$59	$101	$958
Additions	37	116	16	88	5	3	107	371
Disposals	-	-	-	(58)	-	-	-	(58)
Additions from newly acquired subsidiary	-	1,657	158	6	-	350	164	2,335
Translation adjustments	(35)	(163)	(27)	(47)	-	(36)	(13)	(321)
As of December 31, 2022	$290	$1,610	$289	$357	$5	$376	$360	$3,286

Net Book Value:
As of December 31, 2022	$126	$598	$70	$501	214	$27	$820	$2,357
As of December 31, 2021	$152	$-	$59	$600	-	$-	$261	$1,072

	Computers and electronic equipment	Furniture and equipment	Vehicles	Leasehold Improvements	Right of use Asset	Total
Cost:
As of January 1, 2021	$370	$139	$625	$57	$40	$1,231
Additions	52	62	298	-	362	774
Translation adjustments	18	-	45	2	(40)	25
As of December 31, 2021	$440	$201	$968	$59	$362	$2,030

Accumulated depreciation:
As of January 1, 2021	$268	$133	$294	$57	$23	$775
Additions	22	7	92	-	101	222
Translation adjustments	(2)	2	(18)	2	(23)	(39)
As of December 31, 2021	$288	$142	$368	$59	$101	$958

Net Book Value:
As of December 31, 2021	$152	$59	$600	$-	$261	$1,072
As of December 31, 2020	$102	$6	$331	$-	$17	$456

A2Z SMART TECHNOLOGIES CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)